SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information
Net sales	$ 1,604.8	$ 1,559.6	$ 1,615.8	$ 1,550.1	$ 1,583.9	$ 1,504.9	$ 1,552.3	$ 1,498.9	$ 6,330.3	$ 6,140.0	$ 5,863.5
Interest expense									(63.3)	(59.0)	(72.9)
Income from continuing operations before taxes									364.4	363.1	237.6
Other expense, net	14.6	7.8	38.5	7.3	3.7	25.7	(0.3)	7.5	68.2	36.6	68.8
Capital expenditures									152.2	124.7	92.9
Depreciation and amortization expense									201.6	204.3	211.0
Intersegment
Segment Reporting Information
Net sales									75.2	70.6	65.5
Pressure-sensitive Materials | Operating segments
Segment Reporting Information
Net sales									4,658.1	4,455.0	4,257.6
Income from continuing operations before taxes									434.4	442.8	359.7
Other expense, net									41.6	10.8	33.5
Capital expenditures									110.5	81.1	64.8
Depreciation and amortization expense									116.0	113.5	112.8
Pressure-sensitive Materials | Intersegment
Segment Reporting Information
Net sales									63.2	64.6	60.9
Pressure-sensitive Materials | Materials
Segment Reporting Information
Net sales									4,330.0	4,160.0	3,980.0
Pressure-sensitive Materials | Performance Tapes
Segment Reporting Information
Net sales									332.5	293.0	274.2
Retail Branding and Information Solutions | Operating segments
Segment Reporting Information
Net sales									1,591.6	1,611.1	1,535.0
Income from continuing operations before taxes									87.9	81.7	53.3
Other expense, net									22.0	20.0	24.8
Capital expenditures									39.6	42.4	24.7
Depreciation and amortization expense									81.4	86.7	93.9
Retail Branding and Information Solutions | Intersegment
Segment Reporting Information
Net sales									2.4	2.4	3.8
Vancive Medical Technologies | Operating segments
Segment Reporting Information
Net sales									80.6	73.9	70.9
Income from continuing operations before taxes									(11.7)	(8.3)	(16.2)
Other expense, net									4.2	0.1	4.8
Capital expenditures									2.1	1.2	3.4
Depreciation and amortization expense									4.2	4.1	4.3
Vancive Medical Technologies | Intersegment
Segment Reporting Information
Net sales									9.6	3.6	0.8
Corporate
Segment Reporting Information
Income from continuing operations before taxes									(82.9)	(94.1)	(86.3)
Other expense, net									$ 0.4	$ 5.7	$ 5.7